Financial Risks - Summary of Economic Variable Assumptions (Detail)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Base [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	4.11%	4.11%	3.94%	3.94%
Unemployment rate	4.03%	4.03%	3.82%	3.82%
House Price Index	400.12	400.12	385.74	385.74
Domestic GDP | $	$ 22,900.95		$ 20,410.05
Equity | €		€ 4,672.66		€ 4,343.49
Base [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.04%	4.04%	3.86%	3.86%
Unemployment rate	4.06%	4.06%	4.22%	4.22%
House Price Index	393.7	393.7	372.68	372.68
Domestic GDP | $	$ 23,303.78		$ 20,741.3
Equity | €		€ 4,796.24		€ 4,498.93
Base [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.02%	4.02%	3.86%	3.86%
Unemployment rate	3.97%	3.97%	4.19%	4.19%
House Price Index	394.21	394.21	371.61	371.61
Domestic GDP | $	$ 23,825.37		$ 21,301.03
Equity | €		€ 5,043.19		€ 4,655.7
Base [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.03%	4.03%	3.99%	3.99%
Unemployment rate	3.94%	3.94%	4.15%	4.15%
House Price Index	403.5	403.5	379.79	379.79
Domestic GDP | $	$ 24,397.71		$ 21,891.77
Equity | €		€ 5,368.63		€ 4,905.28
Upside [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	4.21%	4.21%	4.04%	4.04%
Unemployment rate	3.08%	3.08%	3.04%	3.04%
House Price Index	419.87	419.87	396.53	396.53
Domestic GDP | $	$ 23,354.42		$ 20,705.7
Equity | €		€ 4,950.59		€ 4,690.53
Upside [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.13%	4.13%	3.96%	3.96%
Unemployment rate	3.41%	3.41%	3.33%	3.33%
House Price Index	423.62	423.62	400.29	400.29
Domestic GDP | $	$ 23,883.09		$ 21,265.32
Equity | €		€ 5,058.2		€ 4,727.85
Upside [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.02%	4.02%	3.86%	3.86%
Unemployment rate	3.34%	3.34%	3.59%	3.59%
House Price Index	428.16	428.16	399.99	399.99
Domestic GDP | $	$ 24,451.63		$ 21,796.25
Equity | €		€ 5,256.09		€ 4,923.08
Upside [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.03%	4.03%	3.98%	3.98%
Unemployment rate	3.35%	3.35%	3.53%	3.53%
House Price Index	439.72	439.72	413.28	413.28
Domestic GDP | $	$ 25,020.82		$ 22,379.68
Equity | €		€ 5,490.26		€ 5,047.37
Downside [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	2.31%	2.31%	2.13%	2.13%
Unemployment rate	7.56%	7.56%	6.52%	6.52%
House Price Index	339.91	339.91	341.01	341.01
Domestic GDP | $	$ 22,039.64		$ 20,009.19
Equity | €		€ 2,904.9		€ 3,062.99
Downside [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	3.24%	3.24%	2.59%	2.59%
Unemployment rate	6.90%	6.90%	7.64%	7.64%
House Price Index	347.29	347.29	331.35	331.35
Domestic GDP | $	$ 22,368.94		$ 19,956.3
Equity | €		€ 3,226.25		€ 2,836.89
Downside [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	3.71%	3.71%	3.34%	3.34%
Unemployment rate	5.70%	5.70%	6.34%	6.34%
House Price Index	352.66	352.66	339.24	339.24
Domestic GDP | $	$ 23,099.22		$ 20,566.77
Equity | €		€ 3,942.26		€ 3,326.54
Downside [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	3.89%	3.89%	3.78%	3.78%
Unemployment rate	4.88%	4.88%	5.48%	5.48%
House Price Index	363.59	363.59	347.82	347.82
Domestic GDP | $	$ 23,768.8		$ 21,238.89
Equity | €		€ 4,603.9		€ 4,000.34